Effect on the consolidated statement of comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fees and commission income:
Credit card fees	₩ 1,170,078	₩ 1,234,239	₩ 1,360,322
Fees and commission expense:
Credit card fees	₩ (849,256)	₩ (915,521)	(944,533)
Amount before implementation of IFRS15
Fees and commission income:
Credit card fees			2,495,837
Fees and commission expense:
Credit card fees			(2,080,048)
Increase (decrease) due to application of IFRS 15
Fees and commission income:
Credit card fees			(1,135,515)
Fees and commission expense:
Credit card fees			₩ 1,135,515